UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811
Exact name of registrant as specified in charter:	Jennison Mid-Cap Growth Fund, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2009
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS

Aerospace & Defense 1.5%
397,800	ITT Corp.	$16,381,404

Air Freight & Logistics 1.3%
122,200	C.H. Robinson Worldwide, Inc.(b)	6,210,204
262,000	Expeditors International of Washington, Inc.	8,596,220

		14,806,424

Biotechnology 0.6%
204,000	Vertex Pharmaceuticals, Inc.(a)(b)	6,081,240

Capital Markets 3.2%
627,500	Eaton Vance Corp.(b)	17,005,250
1,096,100	TD Ameritrade Holding Corp.(a)(b)	18,677,544

		35,682,794

Chemicals 2.0%
575,700	Ecolab, Inc.(b)	21,502,395

Commercial Services & Supplies 1.9%
760,605	Iron Mountain, Inc.(a)(b)	20,726,486

Communications Equipment 0.8%
139,700	Juniper Networks, Inc.(a)(b)	3,454,781
517,800	Ciena Corp.(a)(b)	5,695,800

		9,150,581

Computer & Peripherals 0.8%
462,500	NetApp, Inc.(a)(b)	9,018,750

Construction & Engineering 0.9%
216,000	Fluor Corp.(b)	10,147,680

Consumer Finance 0.8%
227,575	Alliance Data Systems Corp.(a)(b)	9,216,787

Electrical Equipment 2.6%
504,250	Ametek, Inc.(b)	15,858,662
311,200	Roper Industries, Inc.	13,375,376

		29,234,038

Electronic Equipment & Instruments 3.6%
441,000	Amphenol Corp. (Class A)(b)	14,724,990
369,100	Anixter International, Inc.(a)(b)	15,140,482
425,200	Avnet, Inc.(a)	9,783,852

		39,649,324

Energy Equipment & Services 2.9%
605,900	Cameron International Corp.(a)(b)	18,922,257
556,500	Pride International, Inc.(a)	13,478,430

		32,400,687

Food Products 3.8%
799,000	ConAgra Foods, Inc.	14,853,410
845,600	Dean Foods Co.(a)	15,897,280
193,200	Ralcorp Holdings, Inc.(a)	11,064,564

		41,815,254

Health Care Equipment & Supplies 2.4%
258,900	Beckman Coulter, Inc.	14,032,380
344,300	ResMed, Inc.(a)(b)	12,763,201

		26,795,581

Health Care Providers & Services 9.5%
712,100	Community Health Systems, Inc.(a)(b)	18,792,319
453,000	DaVita, Inc.(a)	20,434,830
175,300	Express Scripts, Inc.(a)	11,227,965
244,300	Henry Schein, Inc.(a)(b)	11,125,422
185,300	Laboratory Corp. of America Holdings(a)(b)	11,295,888
548,500	Patterson Cos., Inc.(a)(b)	11,293,615
398,500	Quest Diagnostics, Inc.	20,809,670

		104,979,709

Hotels, Restaurants & Leisure 3.2%
94,100	Darden Restaurants, Inc.	3,403,597
481,900	Tim Hortons, Inc.(b)	12,760,712
568,500	Yum! Brands, Inc.	19,687,155

		35,851,464

Household Products 1.1%
246,900	Church & Dwight Co., Inc.	12,411,663

Independent Power Producers & Energy Traders 1.1%
1,227,500	AES Corp. (The)(a)	12,262,725

Insurance 0.9%
476,900	W.R. Berkley Corp.	10,343,961

Internet Software & Services 2.1%
973,100	VeriSign, Inc.(a)(b)	22,780,271

IT Services 1.9%
604,900	Amdocs Ltd.(a)	13,090,036
330,800	Cognizant Technology Solutions Corp.(a)	8,332,852

		21,422,888

Life Sciences Tools & Services 3.2%
417,600	Charles River Laboratories International, Inc.(a)(b)	13,125,168
569,200	Thermo Fisher Scientific, Inc.(a)(b)	22,147,572

		35,272,740

Machinery 2.2%
230,600	Danaher Corp.	13,916,710
436,560	IDEX Corp.(b)	10,193,676

		24,110,386

Media 2.3%
1,948,900	Regal Entertainment Group (Class A)(b)	24,867,964

Metals & Mining 2.1%
244,300	Cliffs Natural Resources, Inc.	6,657,175
412,800	Goldcorp, Inc.(b)	16,400,544

		23,057,719

Oil, Gas & Consumable Fuels 9.8%
438,900	Denbury Resources, Inc.(a)(b)	7,544,691
319,000	Newfield Exploration Co.(a)	11,522,280
236,100	Range Resources Corp.	10,815,741
1,049,600	Southwestern Energy Co.(a)	45,626,112
278,260	Ultra Petroleum Corp.(a)(b)	12,599,613
462,200	XTO Energy, Inc.	19,768,294

		107,876,731

Personal Products 1.2%
504,300	Avon Products, Inc.	13,394,208

Pharmaceuticals 1.1%
950,400	Mylan, Inc.(a)(b)	12,554,784

Professional Services 1.0%
508,100	Robert Half International, Inc.(b)	10,868,259

Real Estate Investment Trust 3.4%
2,680,500	Annaly Capital Management, Inc.	37,366,170

Semiconductors & Semiconductor Equipment 3.9%
648,395	Broadcom Corp. (Class A)(a)(b)	16,521,105
600,300	Marvell Technology Group Ltd.(a)	6,861,429
849,100	Maxim Integrated Products, Inc.(b)	13,780,893
270,900	Xilinx, Inc.(b)	5,618,466

		42,781,893

Software 3.5%
845,200	Check Point Software Technologies(a)	19,735,420
358,400	McAfee, Inc.(a)	14,060,032
115,900	Salesforce.com, Inc.(a)	4,398,405
11,700	SolarWinds, Inc.(a)	175,500

		38,369,357

Specialty Retail 4.8%
243,400	Guess?, Inc.	6,284,588
260,900	O’Reilly Automotive, Inc.(a)(b)	9,405,445
370,800	PetSmart, Inc.	7,549,488
420,135	Ross Stores, Inc.	16,452,487
446,200	TJX Cos., Inc.	13,167,362

		52,859,370

Textiles, Apparel & Luxury Goods 1.1%
407,300	Phillips-Van Heusen Corp.	12,003,131

Trading Companies & Distributors 0.4%
132,000	Fastenal Co.(b)	4,385,040

Wireless Telecommunication Services 8.1%
791,900	American Tower Corp. (Class A)(a)	25,237,853
1,036,550	Crown Castle International Corp.(a)(b)	25,146,703
1,888,390	NII Holdings, Inc.(a)	38,636,459

		89,021,015

	TOTAL LONG-TERM INVESTMENTS (cost $1,018,643,293)	1,071,450,873

SHORT-TERM INVESTMENT 30.2%
Affiliated Money Market Mutual Fund

333,661,123	Dryden Core Investment Fund - Taxable Money Market Series (cost $333,661,123 includes $293,585,970 of cash collateral received for securities on loan)(c)(d)	333,661,123

	TOTAL INVESTMENTS 127.2%
	(cost $1,352,304,416)(e)	1,405,111,996

	Liabilities in excess of other assets (27.2%)	(300,654,796)

	NET ASSETS 100.0%	$1,104,457,200

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $288,644,268; cash collateral of $293,585,970 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,369,682,902	$91,366,300	$(55,937,206)	$35,429,094

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,405,111,996	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,405,111,996	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and May 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.